UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                               FORM 13F COVER PAGE

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON
FEBRUARY 13, 2004 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT IS NO LONGER WARRANTED.

Report for the Calendar Year or Quarter Ended:  December 31, 2003

Check here if Amendment [ X ]; Amendment Number:   1
                                                 -------------
   This Amendment (Check only one.): [ ]  is a restatement.
                                     [X]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          International Specialty Products Inc.
Address:       300 Delaware Avenue, Suite 303
               Wilmington, Delaware  19801

Form 13F File Number: 028-05874

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Richard A. Weinberg
Title:         Executive Vice President and General Counsel
Phone:         973-628-3520

Signature, Place, and Date of Signing:

/s/ Richard A. Weinberg           Wayne, New Jersey     May 21, 2004
-------------------------       ---------------------   ------------
    [Signature]                     [City, State]         [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

REPORT SUMMARY:


Number of Other Included Managers:               2

Form 13F Information Table Entry Total:          2

Form 13F Information Table Value Total:    $55,210
                                         (thousands)

Confidential information has been omitted and filed with the Commission in accordance with Rule 24b-2 and Form 13F.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.        Form 13F File Number         Name
---        --------------------         ----

2                    028-06621          ISP Investco LLC

3                    028-06623          International Specialty Holdings Inc.

REPORTING PERSON: INTERNATIONAL SPECIALTY PRODUCTS INC.


Column 1              Column 2    Column 3     Column 4      Column 5      Column 6         Column 7                Column 8

                       Title                                  Shares
                        Of                     Value           or        Investment         Other             Voting Authority
Name of Issuer         Class       CUSIP      (x $1,000)     Prin Amt     Discretion        Managers       Sole    Shared      None
--------------         -----       -----      ----------     --------     ----------        --------       ----    ------      ----
AdvancePCS              COM      00790K109      50,300       955,175 SH     DEFINED          2,3                  955,175
FleetBoston Finl Corp   COM      339030108       4,911       112,500 SH     DEFINED          2,3                  112,500


                             Column Total    55,210



Pursuant to the Instructions to Form 13F, holdings of fewer than 10,000 shares and less than $200,000 aggregate fair market value have not been reported.


As of 12/31/03